Long-Term Prepayments and Other Non-Current Assets	12 Months Ended
Jun. 30, 2025
Long-Term Prepayments and Other Non-Current Assets [Abstract]
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

NOTE 9 – LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

Long-term prepayments and other non-current assets as of June 30, 2025 and 2024 consisted of the following:

	2025	2024
Deposits paid for land use right*	$60,000,000	$60,000,000
Deposits paid for lease assets	349,230	769,864
Total	$60,349,230	$60,769,864

*

On November 1, 2022, E-Home Pingtan entered into an investment agreement with Pingtan Comprehensive Experimental Area Investment Committee to invest in the project of “Haixia Home Management College” for promoting the education of home economics in the PRC. On January 30, 2023, the Company transferred $60,000,000 to Pingtan Comprehensive Experimental Area Investment Committee as deposits to acquire the land use right for the project  . The acquisition process is still in progress as of the date of this report.